UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 5.84%

General Dynamics Corp.	84,700	$16,381
Harris Corp.	154,400	25,091
Lockheed Martin Corp.	105,661	33,855
Northrop Grumman Corp.	104,200	31,103
Raytheon Co.	173,800	34,663
Total		141,093

Air Freight & Logistics 1.98%

FedEx Corp.	196,400	47,912

Banks 1.12%

Cullen/Frost Bankers, Inc.	60,100	6,665
People’s United Financial, Inc.	1,108,000	20,509
Total		27,174

Beverages 3.61%

Coca-Cola Co. (The)	1,138,379	50,738
PepsiCo, Inc.	326,302	36,549
Total		87,287

Biotechnology 1.73%

AbbVie, Inc.	436,107	41,858

Capital Markets 2.33%

Ameriprise Financial, Inc.	162,900	23,125
S&P Global, Inc.	77,500	16,047
T. Rowe Price Group, Inc.	148,900	17,256
Total		56,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2018

Investments	Shares	Fair Value (000)
Chemicals 3.24%

Air Products & Chemicals, Inc.	54,400	$9,046
Ecolab, Inc.	146,700	22,075
PPG Industries, Inc.	266,886	29,502
Sherwin-Williams Co. (The)	38,700	17,631
Total		78,254

Commercial Services & Supplies 0.85%

Waste Management, Inc.	225,600	20,507

Containers & Packaging 0.20%

Sonoco Products Co.	85,400	4,786

Diversified Telecommunication Services 4.14%

AT&T, Inc.	1,364,864	43,594
Verizon Communications, Inc.	1,038,100	56,441
Total		100,035

Electric: Utilities 4.89%

Alliant Energy Corp.	480,500	20,584
Duke Energy Corp.	497,500	40,417
Evergy, Inc.	146,500	8,358
Eversource Energy	386,500	24,129
NextEra Energy, Inc.	39,800	6,770
Southern Co. (The)	197,800	8,660
Xcel Energy, Inc.	196,500	9,442
Total		118,360

Electrical Equipment 1.23%

Emerson Electric Co.	104,000	7,980
Hubbell, Inc.	172,800	21,835
Total		29,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2018

Investments	Shares	Fair Value (000)
Food & Staples Retailing 6.13%

Costco Wholesale Corp.	206,600	$48,165
Sysco Corp.	528,600	39,550
Walgreens Boots Alliance, Inc.	197,719	13,555
Walmart, Inc.	491,070	47,074
Total		148,344

Food Products 1.69%

Flowers Foods, Inc.	574,800	11,582
General Mills, Inc.	186,800	8,595
Hormel Foods Corp.	268,200	10,500
J.M. Smucker Co. (The)	99,000	10,234
Total		40,911

Gas Utilities 0.58%

UGI Corp.	260,800	14,096

Health Care Equipment & Supplies 5.53%

Abbott Laboratories	869,700	58,131
Becton, Dickinson & Co.	105,100	27,523
Medtronic plc (Ireland)(a)	497,503	47,964
Total		133,618

Health Care Providers & Services 2.54%

AmerisourceBergen Corp.	257,000	23,122
CVS Health Corp.	507,700	38,200
Total		61,322

Hotels, Restaurants & Leisure 2.31%

McDonald’s Corp.	344,226	55,844

Household Products 4.01%

Church & Dwight Co., Inc.	466,300	26,383
Clorox Co. (The)	82,200	11,918
Kimberly-Clark Corp.	242,715	28,043
Procter & Gamble Co. (The)	367,900	30,517
Total		96,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2018

Investments	Shares	Fair Value (000)
Industrial Conglomerates 3.20%

3M Co.	220,017	$46,406
Roper Technologies, Inc.	103,900	31,001
Total		77,407

Information Technology Services 4.70%

Accenture plc Class A (Ireland)(a)	230,400	38,953
Automatic Data Processing, Inc.	225,300	33,063
International Business Machines Corp.	283,800	41,571
Total		113,587

Insurance 3.40%

Brown & Brown, Inc.	194,500	5,928
Old Republic International Corp.	725,200	16,085
RenaissanceRe Holdings Ltd.	98,500	13,097
Torchmark Corp.	162,500	14,287
Travelers Cos., Inc. (The)	249,600	32,847
Total		82,244

Machinery 2.84%

Caterpillar, Inc.	249,300	34,615
Cummins, Inc.	166,900	23,667
Stanley Black & Decker, Inc.	73,400	10,315
Total		68,597

Metals & Mining 0.79%

Nucor Corp.	306,400	19,150

Multi-Line Retail 1.02%

Target Corp.	282,200	24,692

Multi-Utilities 2.08%

Consolidated Edison, Inc.	169,300	13,363
Dominion Energy, Inc.	522,400	36,970
Total		50,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2018

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 5.14%

Chevron Corp.	552,162	$65,409
Exxon Mobil Corp.	129,400	10,374
Occidental Petroleum Corp.	466,897	37,291
ONEOK, Inc.	170,600	11,244
Total		124,318

Pharmaceuticals 1.64%

Johnson & Johnson	294,923	39,723

Professional Services 1.13%

Robert Half International, Inc.	349,900	27,355

Road & Rail 3.32%

J.B. Hunt Transport Services, Inc.	132,600	16,012
Ryder System, Inc.	88,600	6,808
Union Pacific Corp.	380,900	57,371
Total		80,191

Semiconductors & Semiconductor Equipment 4.74%

Analog Devices, Inc.	228,100	22,548
Microchip Technology, Inc.	110,767	9,529
QUALCOMM, Inc.	614,226	42,203
Texas Instruments, Inc.	359,800	40,442
Total		114,722

Software 3.55%

CDK Global, Inc.	331,900	20,684
Microsoft Corp.	579,800	65,129
Total		85,813

Specialty Retail 4.60%

Lowe’s Cos., Inc.	501,675	54,557
Ross Stores, Inc.	222,800	21,340
TJX Cos., Inc. (The)	320,900	35,289
Total		111,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2018

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 2.28%

NIKE, Inc. Class B	670,100	$55,082

Trading Companies & Distributors 1.04%

Fastenal Co.	431,200	25,165
Total Common Stocks (cost $2,085,585,089)		2,404,070

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.30%

Repurchase Agreement

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $7,445,000 of U.S. Treasury Note at 2.125% due 9/30/2021; value: $7,379,231; proceeds: $7,232,929 (cost $7,232,085)	$7,232	7,232
Total Investments in Securities 99.72% (cost $2,092,817,174)		2,411,302
Other Assets in Excess of Liabilities(b) 0.28%		6,793
Net Assets 100.00%		$2,418,095

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2018

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2018	66	Long	$9,271,926	$9,576,930	$305,004

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,404,070	$—	$—	$2,404,070
Short-Term Investments
Repurchase Agreement	—	7,232	—	7,232
Total	$2,404,070	$7,232	$—	$2,411,302
Other Financial Instruments
Futures Contracts
Assets	$305	$—	$—	$305
Liabilities	—	—	—	—
Total	$305	$—	$—	$305

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.88%

Air Freight & Logistics 0.86%

Expeditors International of Washington, Inc.	100,940	$7,397

Banks 2.74%

Cadence BanCorp	225,016	6,357
First Republic Bank	74,091	7,527
Western Alliance Bancorp*	166,496	9,598
Total		23,482

Beverages 1.22%

Brown-Forman Corp. Class B	200,204	10,455

Biotechnology 3.60%
Alexion Pharmaceuticals, Inc.*	38,440	4,699
BioMarin Pharmaceutical, Inc.*	94,696	9,468
Myovant Sciences Ltd. (United Kingdom)*(a)	202,618	4,913
Neurocrine Biosciences, Inc.*	14,296	1,758
Repligen Corp.*	64,671	3,549
Vertex Pharmaceuticals, Inc.*	35,178	6,487
Total		30,874

Building Products 1.84%

A.O. Smith Corp.	64,670	3,756
Allegion plc (Ireland)(a)	138,375	12,069
Total		15,825

Capital Markets 4.50%

E*TRADE Financial Corp.*	185,632	10,926
MarketAxess Holdings, Inc.	32,288	6,129
Moody’s Corp.	80,116	14,262
MSCI, Inc.	40,430	7,288
Total		38,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

Investments	Shares	Fair Value (000)
Chemicals 2.44%

Ashland Global Holdings, Inc.	65,483	$5,514
Axalta Coating Systems Ltd.*	282,084	8,603
FMC Corp.	79,834	6,822
Total		20,939

Commercial Services & Supplies 1.83%

Cintas Corp.	35,029	7,474
Healthcare Services Group, Inc.	200,702	8,271
Total		15,745

Communications Equipment 0.91%

Palo Alto Networks, Inc.*	33,602	7,767

Construction Materials 1.26%

Vulcan Materials Co.	97,780	10,834

Consumer Finance 0.79%

SLM Corp.*	578,409	6,779

Containers & Packaging 1.93%

Avery Dennison Corp.	93,005	9,782
Owens-Illinois, Inc.*	385,202	6,807
Total		16,589

Diversified Consumer Services 0.84%

Service Corp. International	172,422	7,235

Electrical Equipment 2.25%

AMETEK, Inc.	134,427	10,346
Hubbell, Inc.	70,666	8,929
Total		19,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 1.43%

Keysight Technologies, Inc.*	93,344	$6,057
Trimble, Inc.*	148,442	6,249
Total		12,306

Equity Real Estate Investment Trusts 1.34%

SBA Communications Corp.*	73,881	11,469

Food Products 0.74%

Hershey Co. (The)	63,026	6,335

Health Care Equipment & Supplies 3.36%

ABIOMED, Inc.*	10,292	4,184
Align Technology, Inc.*	12,672	4,898
Edwards Lifesciences Corp.*	95,003	13,703
Teleflex, Inc.	24,616	6,091
Total		28,876

Health Care Providers & Services 1.91%

Centene Corp.*	111,875	16,387

Hotels, Restaurants & Leisure 4.64%

Aramark	258,151	10,605
Hilton Worldwide Holdings, Inc.	104,586	8,118
Norwegian Cruise Line Holdings Ltd.*	122,945	6,591
Vail Resorts, Inc.	30,216	9,006
Yum China Holdings, Inc. (China)(a)	142,425	5,509
Total		39,829

Household Durables 1.17%

Mohawk Industries, Inc.*	52,229	10,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

Investments	Shares	Fair Value (000)
Household Products 0.99%

Church & Dwight Co., Inc.	150,041	$8,489

Industrial Conglomerates 1.49%

Roper Technologies, Inc.	42,963	12,819

Information Technology Services 7.69%

DXC Technology Co.	88,832	8,092
Euronet Worldwide, Inc.*	72,298	7,071
Fidelity National Information Services, Inc.	110,467	11,949
Global Payments, Inc.	140,364	17,487
Perspecta, Inc.	62,749	1,459
Total System Services, Inc.	95,662	9,293
Worldpay, Inc. Class A*	109,144	10,629
Total		65,980

Insurance 1.55%

Goosehead Insurance, Inc. Class A*	214,327	6,649
RenaissanceRe Holdings Ltd.	50,159	6,669
Total		13,318

Internet Software & Services 3.94%

GoDaddy, Inc. Class A*	119,500	9,734
IAC/InterActiveCorp.*	60,620	11,954
New Relic, Inc.*	50,620	5,202
Twitter, Inc.*	196,668	6,919
Total		33,809

Life Sciences Tools & Services 4.20%

Agilent Technologies, Inc.	157,947	10,668
Charles River Laboratories International, Inc.*	65,386	8,076
Illumina, Inc.*	14,812	5,256
Mettler-Toledo International, Inc.*	20,584	12,030
Total		36,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

Investments	Shares	Fair Value (000)
Machinery 4.40%

Fortive Corp.	173,595	$14,579
IDEX Corp.	87,038	13,335
Stanley Black & Decker, Inc.	69,914	9,825
Total		37,739

Multi-Line Retail 2.38%

Dollar General Corp.	120,217	12,951
Dollar Tree, Inc.*	92,555	7,452
Total		20,403

Oil, Gas & Consumable Fuels 1.00%

Cimarex Energy Co.	62,844	5,309
Parsley Energy, Inc. Class A*	119,339	3,314
Total		8,623

Pharmaceuticals 1.22%

Zoetis, Inc.	115,691	10,482

Professional Services 1.76%

CoStar Group, Inc.*	34,120	15,086

Road & Rail 1.79%

Genesee & Wyoming, Inc. Class A*	78,823	6,928
J.B. Hunt Transport Services, Inc.	69,623	8,407
Total		15,335

Semiconductors & Semiconductor Equipment 6.70%

Advanced Micro Devices, Inc.*	234,718	5,908
Analog Devices, Inc.	102,544	10,136
Lam Research Corp.	77,011	13,330
MACOM Technology Solutions Holdings, Inc.*	134,636	3,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

Marvell Technology Group Ltd.	180,456	$3,732
Microchip Technology, Inc.	104,145	8,960
Skyworks Solutions, Inc.	76,728	7,005
Universal Display Corp.	43,573	5,333
Total		57,507

Software 9.24%

Carbon Black, Inc.*	10,525	267
PTC, Inc.*	66,712	6,667
Red Hat, Inc.*	133,125	19,666
RingCentral, Inc. Class A*	36,659	3,415
ServiceNow, Inc.*	102,102	20,049
Splunk, Inc.*	97,337	12,474
Ultimate Software Group, Inc. (The)*	54,197	16,783
Total		79,321

Specialty Retail 7.00%

AutoZone, Inc.*	10,044	7,702
Burlington Stores, Inc.*	94,652	15,919
O’Reilly Automotive, Inc.*	42,726	14,331
Tractor Supply Co.	106,476	9,400
Ulta Salon, Cosmetics & Fragrance, Inc.*	48,752	12,675
Total		60,027

Technology Hardware, Storage & Peripherals 1.06%

NetApp, Inc.	104,562	9,077

Textiles, Apparel & Luxury Goods 0.87%

Carter’s, Inc.	70,137	7,430
Total Common Stocks (cost $683,974,019)		848,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.15%

Repurchase Agreement

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $10,245,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $10,039,311; proceeds: $9,843,531 (cost $9,842,383)	$9,842	$9,842
Total Investments in Securities 100.03% (cost $693,816,402)		858,327
Liabilities in Excess of Other Assets (0.03)%		(255)
Net Assets 100.00%		$858,072

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$848,485	$—	$—	$848,485
Short-Term Investments
Repurchase Agreement	—	9,842	—	9,842
Total	$848,485	$9,842	$—	$858,327

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.34%

Aerospace & Defense 2.50%

Teledyne Technologies, Inc.*	123,069	$29,199

Banks 10.42%

CenterState Bank Corp.	900,969	27,588
First Merchants Corp.	506,153	24,356
Renasant Corp.	341,952	15,966
Seacoast Banking Corp. of Florida*	711,339	22,492
Western Alliance Bancorp*	299,432	17,262
Wintrust Financial Corp.	157,843	13,977
Total		121,641

Beverages 2.36%

Cott Corp.	1,763,665	27,513

Building Products 2.74%

Advanced Drainage Systems, Inc.	339,167	10,633
American Woodmark Corp.*	34,271	2,911
Gibraltar Industries, Inc.*	407,004	18,478
Total		32,022

Chemicals 2.65%

PolyOne Corp.	372,084	15,724
Valvoline, Inc.	708,549	15,248
Total		30,972

Commercial Services & Supplies 0.70%

SP Plus Corp.*	209,951	8,167

Communications Equipment 2.51%

InterDigital, Inc.	86,722	7,163
Plantronics, Inc.	329,237	22,132
Total		29,295

Construction & Engineering 3.05%

Dycom Industries, Inc.*	94,904	7,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering (continued)

EMCOR Group, Inc.	168,201	$13,473
Primoris Services Corp.	562,905	14,107
Total		35,543

Construction Materials 0.71%

Eagle Materials, Inc.	89,729	8,285

Containers & Packaging 2.64%

AptarGroup, Inc.	164,785	17,255
Berry Global Group, Inc.*	283,321	13,523
Total		30,778

Electric: Utilities 2.14%

IDACORP, Inc.	255,125	24,964

Electronic Equipment, Instruments & Components 4.49%

Belden, Inc.	113,279	8,237
FLIR Systems, Inc.	292,201	18,333
Littelfuse, Inc.	115,240	25,763
Total		52,333

Equity Real Estate Investment Trusts 2.81%

First Industrial Realty Trust, Inc.	721,035	23,405
Pebblebrook Hotel Trust	243,611	9,406
Total		32,811

Food & Staples Retailing 1.62%

Sprouts Farmers Market, Inc.*	713,867	18,896

Health Care Equipment & Supplies 5.95%

Avanos Medical, Inc.*	214,548	15,469
Hill-Rom Holdings, Inc.	214,129	20,829
Integra LifeSciences Holdings Corp.*	223,614	13,298
LivaNova plc (United Kingdom)*(a)	100,093	12,567
STERIS plc (United Kingdom)(a)	63,453	7,260
Total		69,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2018

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.65%

Encompass Health Corp.	144,982	$11,829
Molina Healthcare, Inc.*	53,680	7,408
Total		19,237

Hotels, Restaurants & Leisure 3.43%

Churchill Downs, Inc.	40,321	11,395
Denny’s Corp.*	949,341	14,306
Dunkin’ Brands Group, Inc.	196,889	14,351
Total		40,052

Information Technology Services 6.83%

Acxiom Corp.*	267,931	12,242
Booz Allen Hamilton Holding Corp.	472,509	24,174
Conduent, Inc.*	1,484,648	34,414
Jack Henry & Associates, Inc.	55,644	8,816
Total		79,646

Insurance 3.40%

Argo Group International Holdings Ltd.	322,318	20,532
Goosehead Insurance, Inc. Class A*	248,622	7,712
RenaissanceRe Holdings Ltd.	85,810	11,409
Total		39,653

Life Sciences Tools & Services 6.24%

Cambrex Corp.*	358,876	24,188
Charles River Laboratories International, Inc.*	168,730	20,840
Codexis, Inc.*	718,119	12,352
Syneos Health, Inc.*	310,141	15,460
Total		72,840

Machinery 7.13%

Columbus McKinnon Corp.	464,954	19,775
Crane Co.	146,990	13,417
Federal Signal Corp.	1,190,510	30,989
Milacron Holdings Corp.*	896,342	19,002
Total		83,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2018

Investments	Shares	Fair Value (000)
Media 1.16%

IMAX Corp. (Canada)*(a)	576,904	$13,557

Metals & Mining 1.59%

Reliance Steel & Aluminum Co.	177,544	15,604
TimkenSteel Corp.*	212,928	2,983
Total		18,587

Oil, Gas & Consumable Fuels 1.89%

Centennial Resource Development, Inc. Class A*	553,584	10,668
Parsley Energy, Inc. Class A*	410,697	11,405
Total		22,073

Paper & Forest Products 1.51%

Neenah, Inc.	192,791	17,592

Pharmaceuticals 0.96%

Catalent, Inc.*	267,353	11,175

Professional Services 1.00%

ICF International, Inc.	142,396	11,627

Semiconductors & Semiconductor Equipment 3.11%

Brooks Automation, Inc.	499,504	19,685
Entegris, Inc.	318,038	10,782
MACOM Technology Solutions Holdings, Inc.*	250,321	5,770
Total		36,237

Software 3.94%

Altair Engineering, Inc. Class A*	314,325	13,129
FireEye, Inc.*	1,035,910	17,196
Paylocity Holding Corp.*	197,331	15,676
Total		46,001

Specialty Retail 0.98%

Advance Auto Parts, Inc.	69,779	11,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2018

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 5.23%

Oxford Industries, Inc.	159,505	$14,849
Steven Madden Ltd.	257,511	14,974
Wolverine World Wide, Inc.	796,507	31,207
Total		61,030
Total Common Stocks (cost $790,812,257)		1,135,778

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.51%

Repurchase Agreement

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $30,530,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $29,917,049; proceeds: $29,331,105 (cost $29,327,683)	$29,328	29,328
Total Investments in Securities 99.85% (cost $820,139,940)		1,165,106
Other Assets in Excess of Liabilities 0.15%		1,785
Net Assets 100.00%		$1,166,891

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,135,778	$—	$—	$1,135,778
Short-Term Investment
Repurchase Agreement	—	29,328	—	29,328
Total	$1,135,778	$29,328	$—	$1,165,106

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

See Notes to Schedule of Investments.

Notes to the Schedule of Investment (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to the Schedule of Investment (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the period ended August 31, 2018 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of August 31, 2018, Calibrated Dividend Growth Fund had futures contracts with a cumulated unrealized appreciation of $305,004, which is included on the Schedule of Investments.

Notes to the Schedule of Investment (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of August 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,108,836,567	$694,342,840	$820,287,952
Gross unrealized gain	341,087,691	178,535,621	355,606,532
Gross unrealized loss	(38,317,751)	(14,551,934)	(10,788,281)
Net unrealized security gain	$302,769,940	$163,983,687	$344,818,251

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: October 29, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: October 29, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 29, 2018